As filed with the Securities and Exchange Commission on December 31, 1996.

                                                       1933 Act File No. 2-62218
                                                      1940 Act File No. 811-2853
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C.  20549

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                             Pre-Effective Amendment No:                    [ ]
                             Post-Effective Amendment No:  34               [X]

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                               Amendment No:  27


                         LEGG MASON CASH RESERVE TRUST
               (Exact Name of Registrant as Specified in Charter)

                            111 South Calvert Street
                           Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

CHARLES A. BACIGALUPO                              ARTHUR C. DELIBERT, ESQ.
111 South Calvert Street                           Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                          1800 Massachusetts Ave., N.W.
(Name and Address of                               Second Floor
  Agent for Service)                               Washington, D.C.  20036-1800

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to Rule 485(b)
[ ] on             , 1996 pursuant to Rule 485(b)
[ ] 60 days after  filing  pursuant to Rule 485(a)(i)
[ ] on             , 1996 pursuant to Rule 485(a)(i)
[ ] 75 days after filing  pursuant to Rule 485(a)(ii)
[ ] on             , 1996 pursuant to Rule 485(a)(ii)


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on October 30, 1996.

                         Legg Mason Cash Reserve Trust

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

Table of Contents

Cross Reference Sheets

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                         Legg Mason Cash Reserve Trust
                        Form N-1A Cross Reference Sheet

Part A Item No.                          Prospectus Caption

       1                               Cover Page

       2                               Prospectus Highlights;
                                       Trust Expenses

       3                               Financial Highlights;
                                       Performance Information

       4                               Investment Objective
                                           and Policies;
                                       Description of the Trust and
                                           Its Shares

       5                               Trust Expenses;
                                       The Trust's Board of Trustees
                                           and Manager;
                                       The Trust's Investment Adviser
                                       The Trust's Custodian and
                                           Transfer Agent

       6                               Cover Page;
                                       Prospectus Highlights;
                                       Description of the Trust and
                                           its Shares;
                                       Dividends;
                                       Shareholder Services;
                                       Tax Treatment of Dividends

       7                               How You Can Invest in the Trust;
                                       How Your Shareholder Account is
                                           Maintained;
                                       How Net Asset Value is Determined;
                                       The Trust's Distributor;
                                       Investing Through Tax-Deferred
                                           Retirement Accounts and Plans

       8                               How You Can Redeem Your Trust
                                           Shares

       9                               Not Applicable

                                      Statement of Additional
Part B Item No.                         Information Caption

      10                              Cover Page

      11                              Table of Contents

      12                              Not Applicable

      13                              Additional Information About
                                          Investment Limitations and Policies;
                                      Portfolio Transactions and Brokerage

      14                              The Trust's Trustees and Officers

      15                              The Trust's Trustees and Officers

      16                              Management Agreement;
                                      Investment Advisory Agreement;
                                      The Trust's Trustees and Officers;
                                      The Trust's Independent Auditors;
                                      The Trust's Custodian and Transfer and
                                          Dividend-Disbursing Agent

      17                              Portfolio Transactions and Brokerage

      18                              Massachusetts Trust Law

      19                              Valuation of Shares;
                                      Additional Purchase and Redemption
                                          Information

      20                              Additional Tax Information;
                                      Tax-Deferred Retirement Accounts
                                          and Plans

      21                              Not Applicable

      22                              How the Trust's Yield is Calculated

      23                              Financial Statements

TABLE OF CONTENTS
      Prospectus Highlights                     2
      Trust Expenses                            3
      Financial Highlights                      4
      Performance Information                   5              PROSPECTUS
      Investment Objective and Policies         5
                                                            DECEMBER 31, 1996

      How You Can Invest in the Trust           7
      How Your Shareholder Account is
        Maintained                              8
      How You Can Redeem Your Trust
        Shares                                  9              LEGG MASON
      How Net Asset Value is Determined        10                 CASH
      Dividends                                10               RESERVE
      Tax Treatment of Dividends               11                TRUST
      Shareholder Services                     11

      The Trust's Board of Trustees and
        Manager                                12
      The Trust's Investment Adviser           12
      The Trust's Distributor                  12
      The Trust's Custodian and Transfer
        Agent                                  13      PUTTING YOUR FUTURE FIRST
      Description of the Trust and its
        Shares                                 13


ADDRESSES
                                                            [LEGG MASON LOGO]
DISTRIBUTOR:                                                      FUNDS
     Legg Mason Wood Walker, Inc.
     111 South Calvert Street
     P.O. Box 1476, Baltimore, MD 21203-1476
     410 (Bullet) 539 (Bullet) 0000    800 (Bullet) 822 (Bullet) 5544

TRANSFER AND SHAREHOLDER SERVICING AGENT:
     Boston Financial Data Services
     P.O. Box 953, Boston, MA 02103

COUNSEL:
     Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, N.W.
     Washington, DC 20036-1800

INDEPENDENT AUDITORS:
     Ernst & Young LLP
     One North Charles Street, Baltimore, MD 21201

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE PRINCIPAL UNDERWRITER IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

LMF-017

     THE LEGG MASON CASH RESERVE TRUST

     PROSPECTUS

          Legg Mason Cash Reserve Trust ("Trust") is a no-load, open-end, diversified management investment company investing in money market instruments to achieve stability of principal and current income consistent with stability of principal. AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. WHILE THE TRUST SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

          This Prospectus concisely sets forth information about the Trust you should read and know before you invest in the Trust. Keep this Prospectus for future reference.

          The Trust has also filed a Statement of Additional Information dated December 31, 1996 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference in this Prospectus. You may request a copy of the Statement of Additional Information free of charge or obtain other information or make inquiries about the Trust by contacting Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed at right).

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      Dated: December 31, 1996

      Legg Mason Wood Walker, Incorporated
      111 South Calvert Street
      P.O. Box 1476
      Baltimore, MD 21203-1476
      410 (Bullet) 539 (Bullet) 0000
      800 (Bullet) 822 (Bullet) 5544

     PROSPECTUS HIGHLIGHTS

     THE LEGG MASON CASH RESERVE TRUST

          The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus and in the Statement of Additional Information.

FUND TYPE:
          The Trust is a no-load money market fund. You may purchase or redeem shares of the Trust through a brokerage account with Legg Mason or certain of its affiliates. See "How You Can Invest in the Trust," page 7, and "How You Can Redeem Your Trust Shares," page 9.

INVESTMENT OBJECTIVE AND POLICIES:
          The Trust's investment objective is stability of principal and current income consistent with stability of principal. The Trust pursues this investment objective by investing in a portfolio of high-quality money market instruments maturing in 397 days or less. Of course, there can be no assurance that the Trust will achieve its objective. See "Investment Objective and Policies," page 5.

NET ASSETS:

          Over $1.2 billion as of November 30, 1996

DISTRIBUTOR:
          Legg Mason Wood Walker, Incorporated

MANAGER AND ADVISER:
          Legg Mason Fund Adviser, Inc. serves as the Trust's manager and Western Asset Management Company serves as investment adviser to the Trust.

TRANSFER AND SHAREHOLDER SERVICING AGENT:
          Boston Financial Data Services

CUSTODIAN:
          State Street Bank and Trust Company

EXCHANGE PRIVILEGE:

          All funds in the Legg Mason Family of Funds and the Bartlett Mutual Funds. See "Exchange Privilege," page 11.


YIELD:

          Based on current money market rates; quoted in the financial section of most major newspapers.

DIVIDENDS:
          Declared daily and paid monthly. See "Dividends," page 10.

REINVESTMENT:
          All dividends are automatically reinvested in Trust shares unless cash payments are requested.

INITIAL PURCHASE:
          $1,000 minimum, generally.

SUBSEQUENT PURCHASES:
          $500 minimum, generally.

PURCHASE METHODS:
          Send bank/personal check or wire federal funds. See "How You Can Invest in the Trust," page 7.

PUBLIC OFFERING PRICE PER SHARE:
          Net asset value, which the Trust seeks to maintain at $1.00 per share.

CHECKWRITING:
          Available to qualified shareholders upon request.

          Unlimited number of checks
          Minimum amount per check: $500

     TRUST EXPENSES

          The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. The expenses and fees set forth in the table are based on average net assets and annual Trust operating expenses for the year ended August 31, 1996.

      ANNUAL TRUST OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)
      Management fees                                 0.48%
      12b-1 fees                                      0.10%*
      Other expenses                                  0.22%
      Total operating expenses                        0.80%*

      *Effective January 10, 1997, the Trust will begin compensating Legg Mason for distribution costs and services. The fee shown reflects determination by Legg Mason to request payment of, and determination by the Board to pay, less than the full amount of the authorized 12b-1 fee. If the full amount of the fee were paid, 12b-1 fees would be 0.15% and total operating expenses would be 0.85%.

          For further information concerning Trust expenses, please see "The Trust's Board of Trustees and Manager," page 13 and "The Trust's Distributor," page 14.

      EXAMPLE
          The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Trust charges no redemption fees of any kind.


                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                      $8        $26        $44         $99

          This example assumes that all dividends are reinvested and that the percentage amounts listed under "Annual Trust Operating Expenses" remain the same over the time periods shown.

          The above tables and the assumption in the example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. THE ASSUMED 5% ANNUAL RETURN IS NOT A PREDICTION OF, AND DOES NOT REPRESENT, THE TRUST'S PROJECTED OR ACTUAL PERFORMANCE. THE ABOVE TABLE AND EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The Trust's actual expenses will depend upon, among other things, the level of average net assets, the levels of sales and redemptions of shares, the extent (if any) to which Legg Mason waives its fees and the extent to which the Trust incurs variable expenses, such as transfer agency costs.

     FINANCIAL HIGHLIGHTS

         The financial information in the table below, insofar as it relates to each of the periods presented in the ten-year period ended August 31, 1996, has been audited by Ernst & Young LLP, independent auditors. The Trust's financial statements for the year ended August 31, 1996 and the report of Ernst & Young LLP thereon are included in the Trust's annual report and are incorporated by reference in the Statement of Additional Information. The annual report is available to shareholders without charge by calling your Legg Mason or affiliated financial advisor or Legg Mason's Funds
     Marketing Department at 800-822-5544.

                                                                For the Years Ended August 31,
                                 --------------------------------------------------------------------------------------------
                                     1996         1995        1994       1993       1992       1991       1990       1989
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
      Net asset value,
        beginning of year           $1.00        $1.00        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                 --------------------------------------------------------------------------------------------
      Net investment
        income                        .05          .05          .03        .03        .04        .06        .08        .08
      Net realized gain
        (loss) on
        investments                   Nil          Nil         (Nil)        --        Nil         --         --         --
                                 --------------------------------------------------------------------------------------------
      Total from investment
        operations                    .05          .05          .03        .03        .04        .06        .08        .08
                                 --------------------------------------------------------------------------------------------
      Dividends paid from:
        Net investment
          income                     (.05)        (.05)        (.03)      (.03)      (.04)      (.06)      (.08)      (.08)
        Realized gain on
          investments                  --           --           --         --       (Nil)        --         --         --
                                 --------------------------------------------------------------------------------------------
      Net asset value, end
        of year                     $1.00        $1.00        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                 --------------------------------------------------------------------------------------------
      Total return                   4.92%        5.08%        3.08%      2.85%      4.37%      6.41%      8.03%      8.56%

RATIOS/SUPPLEMENTAL DATA:
  Ratios to average net
    assets:
      Expenses                        .70%         .71%         .72%       .76%       .75%       .74%       .74%       .88%
      Net investment
        income                       4.81%        5.03%        3.05%      2.82%      4.11%      6.26%      7.73%      8.30%
  Net assets, end of year
    (in thousands)              $1,224,481   $1,153,130     $786,321   $754,996   $733,789   $860,954   $923,249   $723,662


                                        1988*          1987
--------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
      Net asset value,
        beginning of year               $1.00          $1.00
                                 -----------------------------
      Net investment
        income                            .06            .06
      Net realized gain
        (loss) on
        investments                        --             --
                                 -----------------------------
      Total from investment
        operations                        .06            .06
                                 -----------------------------
      Dividends paid from:
        Net investment
          income                         (.06)          (.06)
        Realized gain on
          investments                      --             --
                                 -----------------------------
      Net asset value, end
        of year                         $1.00          $1.00
                                 -----------------------------
      Total return                       6.56%          5.69%

RATIOS/SUPPLEMENTAL DATA:
  Ratios to average net
    assets:
      Expenses                            .84%           .83%
      Net investment
        income                           6.45%          5.50%
  Net assets, end of year
    (in thousands)                    $436,759       $321,109

     * ON JULY 18, 1988, THE RESPONSIBILITY FOR THE TRUST'S MANAGEMENT WAS TRANSFERRED FROM LM RESEARCH LIMITED PARTNERSHIP TO LEGG MASON FUND ADVISER, INC. AND WESTERN ASSET MANAGEMENT COMPANY. SEE "THE TRUST'S BOARD OF TRUSTEES AND MANAGER," AND "THE TRUST'S INVESTMENT ADVISER," PAGE 13.

     PERFORMANCE INFORMATION

          From time to time, the Trust may quote its yield, including a compound effective yield, in advertisements or in reports or other communications to shareholders. The Trust's "yield" refers to the income generated by an investment in the Trust over a stated seven-day period. This income is then "annualized." That is, the average daily net income generated by the investment during that week is assumed to be generated each day over a 365-day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but assumes that the income earned by an investment is reinvested. The Trust's "effective yield" will be slightly higher than the Trust's "yield" because of the compounding effect of this assumed reinvestment.

          Yield information may be useful in reviewing the Trust's performance and for providing a basis for comparison with other investment alternatives. However, since the calculation is based on past performance and the Trust's yield changes in response to fluctuations in interest rates and Trust expenses, any given yield quotation should not be considered representative of the Trust's yield for any future period.

          The Trust's yield for the seven-day period ended August 31, 1996 was 4.62%. The effective yield for the same period was 4.73%.

     INVESTMENT OBJECTIVE AND POLICIES

          The investment objective of the Trust is stability of principal and current income consistent with stability of principal. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. The investment objective of the Trust may not be changed without a vote of Trust shareholders; however, except as otherwise noted, the investment policies of the Trust described below may be changed by the Trust's Board of Trustees without a shareholder vote.

          The Trust attempts to stabilize the net asset value of a Trust share at $1.00. In general, the market value of the fixed income instruments in which the Trust invests will rise when interest rates decline and fall when interest rates increase. To maintain its $1.00 net asset value, the Trust pursues several practices intended to minimize the effect of interest rate fluctuations. It invests in a portfolio of money market instruments maturing in 397 days or less; it maintains the dollar-weighted average maturity of the portfolio at 90 days or less; and it buys only high-quality securities determined by the Adviser to present minimal credit risk. The Trust, of course, cannot guarantee a net asset value of $1.00 per share.

ACCEPTABLE INVESTMENTS

          The Trust invests in high-quality money market instruments which include, but are not limited to:

      (Bullet) instruments of domestic and foreign banks and savings and loan institutions (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, including Eurodollar certificates of deposit) if they have capital, surplus and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation;

      (Bullet) commercial paper rated A-1 by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's") or F-1 by Fitch Investors Service ("Fitch") and comparable unrated commercial paper;

      (Bullet) marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      (Bullet) repurchase agreements;

      (Bullet) corporate bonds with a remaining maturity of 397 days or less, rated AAA or AA by S&P or Aaa or Aa by Moody's and comparable unrated bonds; and

      (Bullet) U.S. dollar-denominated securities of foreign issuers.

      U.S. Government Obligations

          The types of U.S. government obligations in which the Trust may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      (Bullet) the full faith and credit of the U.S. Treasury (direct obligations of the U.S. Treasury, a majority of Federal Land Bank securities, Farmers Home Administration certificates);

      (Bullet) the issuer's right to borrow from the U.S. Treasury (Federal Home Loan Banks, Federal National Mortgage Association);

      (Bullet) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (Federal Home Loan Banks); or

      (Bullet) the credit of the agency or instrumentality issuing the obligations (Federal Farm Credit Banks Funding Corporation).

      Repurchase Agreements

          Repurchase agreements are agreements under which either U.S. government obligations or high-quality debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the Trust by State Street Bank and Trust Company ("State Street"), the Trust's custodian, as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The Trust bears a risk that the other party to a repurchase agreement will default on its obligations and the Trust will be delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The Trust will enter into repurchase agreements only with financial institutions determined by Western Asset Management Company ("Adviser") to present minimal risk of default during the term of the agreement based on guidelines established by the Board of Trustees. The Trust will not enter into repurchase agreements and certain time deposits of more than seven days' duration if more than 10% of its net assets would be invested in such agreements, deposits and other illiquid investments.

      When-Issued and Delayed-Delivery Transactions

          The Trust may enter into commitments to purchase short-term U.S. government securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. When the Trust purchases securities on a when-issued or delayed-delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Such trades may have an effect on the Trust that is similar to leverage. The seller's failure to complete a transaction may cause the Trust to miss an opportunity to acquire a desired money market instrument.

      Variable and Floating Rate Securities

          Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature that permits the Trust to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Trust may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. The ability of a party to fulfill its obligations under a letter of credit or guarantee might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. For purposes of determining its dollar-weighted average maturity, the Trust calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act").

INVESTMENT LIMITATIONS AND RISKS

          As fundamental limitations, the Trust will not:

      (Bullet) invest more than 5% of its total assets in securities of one issuer, except cash and cash items, repurchase agreements, and U.S. government obligations (the Trust considers the type of bank obligations it purchases as cash items; however, as a non-fundamental policy, the Trust will apply the 5% limitation to bank obligations other than demand deposits); or

      (Bullet) purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

          In accordance with SEC requirements concerning money market funds, the Trust has adopted the following non-fundamental investment policies, which may be changed without shareholder approval: The money market instruments purchased by the Trust will consist only of instruments that the Adviser determines present minimal credit risks and are, pursuant to procedures adopted by the Trust's Board of Trustees, eligible for investment by money market funds, under rules adopted by the SEC; these generally include securities that are (1) rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") (or one, if only one NRSRO has rated the security) or, (2) if unrated, determined to be of comparable quality by the Adviser pursuant to procedures adopted by the Board of Trustees ("Eligible Securities"). The Trust may invest no more than 5% of its total assets in securities that are Eligible Securities but have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO if only one NRSRO has assigned the obligation a short-term rating) or, if the obligations are unrated, determined by the Adviser to be of comparable quality ("Second Tier Securities"). In addition, the Trust will not invest more than 1% of its total assets or $1 million (whichever is greater) in the Second Tier Securities of a single issuer.

          The Trust will not invest more than 5% of the value of its total assets in money market instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.

          To the extent the Trust purchases Eurodollar certificates of deposit issued by foreign branches of U.S. banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations, and the possible impact of interruptions in the flow of international currency transactions. The Trust has no reason to believe that these factors should presently serve to inhibit the purchase by the Trust of these types of instruments.

          Additional investment limitations are set forth in the Statement of Additional Information under "Additional Information about Investment Limitations and Policies."

HOW YOU CAN INVEST IN THE TRUST

          You may purchase shares of the Trust through a brokerage account with Legg Mason or with an affiliate that has a dealer agreement with Legg Mason. Your Legg Mason or affiliated financial advisor will be pleased to explain the shareholder services available from the Trust and answer any questions you may have. You should complete documents which are available from your Legg Mason or affiliated financial advisor to invest in shares of the Trust through an Individual Retirement Account ("IRA"), Self-Employed Individual Retirement Plan ("Keogh Plan"), Simplified Employee Pension Plan ("SEP") or other qualified retirement plan.

          Investors who are considering establishing an IRA, Keogh Plan, SEP or other qualified retirement plan may wish to consult their attorneys or tax advisers with respect to individual tax questions. Your Legg Mason or affiliated financial advisor can make available to you forms of plans.
      The option of investing in these accounts and plans through regular payroll deductions may be arranged with Legg Mason and your employer. Additional information with respect to these accounts and plans is available upon request from any Legg Mason or affiliated financial advisor.

          The minimum initial investment in the Trust for each account, including investments made by exchange from other Legg Mason funds and investments in an IRA, is $1,000, and the minimum investment for each purchase of additional shares is $500, except as noted below. Those investing through the Trust's Future First Systematic Investment Plan, payroll deduction plans and plans involving automatic transfer of funds from Legg Mason brokerage accounts, accounts with other financial institutions and certain unit investment trusts are subject to lower minimum initial and subsequent investments.

          The minimum amount for subsequent investments in an IRA or similar plan will be waived if an investment would bring the account total to the maximum amount permitted under the Internal Revenue Code of 1986, as amended ("Code").

          The Trust reserves the right to change the minimum amount requirements at its discretion. You should always furnish your shareholder account number when making additional purchases of shares of the Trust.

          There are four ways you can invest:

1. BY MAIL

          Once you have opened an account with the Trust, you may purchase shares in person or by mailing a check for $500 or more (payable to "Legg Mason Cash Reserve Trust") to your Legg Mason or affiliated financial advisor.

2. BY TELEPHONE OR WIRE TRANSFER OF FUNDS


          Once you have opened an account with the Trust, you may also purchase shares by telephone, using available cash balances in your Legg Mason or affiliated brokerage account, or by wire transfer of funds from your bank directly to Legg Mason. Please contact any Legg Mason or affiliated financial advisor for further information. Wire transfers may be subject to a service charge by your bank.


3. THROUGH THE FUTURE FIRST SYSTEMATIC INVESTMENT PLAN

          You may also buy shares in the Trust through the Future First Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in the Trust of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the Trust's transfer agent, to transfer funds each month from your checking account. Please contact any Legg Mason or affiliated financial advisor for further information.

4. THROUGH AUTOMATIC INVESTMENTS


          Arrangements may be made with some employers and financial institutions, such as banks or credit unions, for regular automatic monthly investments of $50 or more in shares of the Trust. In addition, it may be possible for dividends from certain unit investment trusts to be invested automatically in Trust shares. Persons interested in establishing such automatic investment programs should contact the Trust through any Legg Mason or affiliated financial advisor.

          Shares of the Trust are issued at the net asset value next determined after receipt of a purchase order and payment in proper form. Many instruments in which the Trust invests must be paid for in immediately available money called "federal funds." Therefore, payments received from you for the purchase of shares in a form other than federal funds will require conversion into federal funds before your purchase order may be executed. For checks, this normally will take two days but may take up to nine days. All checks are accepted subject to collection at full face value in federal funds and must be drawn in U.S. dollars on a domestic bank. Purchases made by telephone from available cash balances in your Legg Mason or affiliated brokerage account or wire payments representing federal funds will normally be completed on the same or the next business day. If an order and payment in federal funds is received by your Legg Mason or affiliated financial advisor prior to 12:00 noon, Eastern time, on any day that the New York Stock Exchange ("Exchange") is open, the shares will be purchased and earn dividends on that day; if such an order is received after 12:00 noon, or on days the Exchange is closed, the shares will be purchased at the next determined net asset value and will earn dividends on the next day the Exchange is open. See "How Net Asset Value is Determined," page 10.

          The Trust reserves the right to reject any order for shares of the Trust or to suspend the offering of shares for a period of time.

HOW YOUR SHAREHOLDER ACCOUNT IS MAINTAINED

          When you initially purchase shares of the Trust, a shareholder account is automatically established for you. Any shares that you purchase or receive as a dividend will be credited directly to your account at the time of purchase or receipt. Trust shares may not be held in, or transferred to, an account with any brokerage firm other than

      Legg Mason or its affiliates. The Trust no longer issues share certificates.

HOW YOU CAN REDEEM YOUR TRUST SHARES

          All redemptions will be made in cash at the net asset value per share next determined after the receipt by the Trust of a redemption request in proper form either in writing or by telephone as described below. Requests for redemption received after 12:00 noon, Eastern time, will be executed on the next day the Exchange is open, at the net asset value next determined. However, payment of redemption proceeds for shares purchased by check and shares acquired through reinvestment of dividends on such shares may be delayed for up to 10 days after receipt of the check in order to allow time for the check to clear. Any of the following methods may be used to redeem shares, although those shareholders who wish to redeem their shares previously evidenced by certificates may do so only by mail:

1. REDEMPTION BY TELEPHONE

          Telephone redemptions may be made by calling your Legg Mason or affiliated financial advisor. The minimum amount for telephone redemptions is $100 unless you require a lesser amount to complete a transaction in your Legg Mason or affiliated brokerage account. Proceeds of redemptions requested by telephone will be transmitted only to you. They may be transferred by mail or wire, at your direction (see below). Proceeds of redemptions authorized by telephone will be credited directly to your Legg Mason or affiliated brokerage account the same day. Wire transfers of proceeds to you or your Legg Mason or affiliated brokerage account will normally be transmitted the same day.

          To make a telephone redemption, you should call your Legg Mason or affiliated financial advisor and provide your name, the Trust's name, your Trust account number and the number of shares or dollar amount you wish to redeem. In the event that you are unable to reach your Legg Mason or affiliated financial advisor by telephone, you may make a redemption request by mail. There is no fee for telephone redemptions with the exception of wire redemptions by telephone as described below.

          You may request by telephone that your shares be redeemed and the proceeds wired to your account at a commercial bank in the United States. In order to initiate a wire redemption by telephone, you must inform your Legg Mason or affiliated financial advisor of the name and address of your bank and your bank account number. If your designated bank is not a member of the Federal Reserve System, the proceeds will be wired to a member bank that has a correspondent relationship with your bank. The failure of the member bank immediately to notify your bank of the wire transfer could delay the crediting of redemption proceeds to your bank. An $18 fee for using the wire redemption service will be deducted by Legg Mason from the redemption proceeds that are wired to your bank.

          The Trust will not be responsible for the authenticity of redemption instructions received by telephone, provided it follows reasonable procedures to identify the caller. The Trust may request identifying information from callers or employ identification numbers. The Trust may be liable for losses due to unauthorized or fraudulent instructions if it does not follow reasonable procedures. Telephone redemption privileges are available automatically to all shareholders unless certificates have been issued. Shareholders who do not wish to have telephone redemption privileges should call their Legg Mason or affiliated financial advisor for further instructions.


2. REDEMPTION BY CHECK


          The Trust offers a free checkwriting service that permits you to write checks to anyone in amounts of $500 or more. The checks will be paid at the time they are received by BFDS for payment by redeeming the appropriate number of shares in your account; the shares will earn dividends until the check clears BFDS for payment. Please contact your Legg Mason or affiliated financial advisor for further information regarding this service.


3. REDEMPTION BY MAIL

          You may request the redemption of your shares by sending a letter signed by all of the registered owners of the account to: "Legg Mason Cash Reserve Trust, c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476." Any stock certificates issued for the shares must be surrendered at the same time. For your protection, certificates, if any, should be sent by registered mail. On all requests for the redemption of shares valued at $10,000 or more, or when the proceeds of the redemption are to be paid to someone other than you, your signature must have been guaranteed without qualification by a national bank, a state bank, a member firm of a principal stock exchange, or other entity described in Rule 17Ad-15 under the Securities Exchange Act of 1934. Legg Mason or its affiliates may request further documentation from corporations, executors, partnerships, administrators, trustees or custodians. Checks normally will be mailed within three business days of receipt of the proper redemption request to your address of record or, in accordance with your written request, to some other person.

4. REDEMPTION TO PAY FOR SECURITIES PURCHASES AT LEGG MASON


          Legg Mason has established special redemption procedures for Trust shareholders who wish to purchase stocks, bonds or other securities at Legg Mason. You may place an order to buy securities through your Legg Mason or affiliated financial advisor and, in the absence of any indication that you wish to make payment in another manner, Trust shares will be redeemed on the settlement date for the amount due. Trust shares may also be redeemed by Legg Mason to cover debit balances in your brokerage account. Contact your Legg Mason or affiliated financial advisor for details.

          The Trust reserves the right to take up to seven days to make payment upon redemption if, in the judgment of the Adviser, the Trust could be adversely affected by immediate payment. (The Statement of Additional Information describes several other circumstances in which the date of payment may be postponed or the right of redemption suspended.)

          Because of the relatively high cost of maintaining small accounts, the Trust may elect to close any account with a current value due to redemptions of less than $500, by redeeming all of the shares in the account and mailing the proceeds to you. If the Trust elects to redeem the shares in your account, you will be notified that your account is below $500 and will be allowed 60 days in which to make an additional investment in order to avoid having your account closed.


          To redeem your Trust retirement account, a Distribution Request Form must be completed and returned to Legg Mason Client Services for processing. This form can be obtained through your Legg Mason or affiliated financial advisor or Legg Mason Client Services in Baltimore, Maryland.


HOW NET ASSET VALUE IS DETERMINED

          Net asset value per share of the Trust is determined twice daily, as of 12:00 noon, Eastern time, and the close of business of the Exchange (normally 4:00 p.m., Eastern time), on every day that the Exchange is open, by subtracting the Trust's liabilities from its total assets and dividing the result by the number of shares outstanding. The Trust attempts to maintain a per share net asset value of $1.00 by using the amortized cost method of valuation, but cannot guarantee that it will always remain at $1.00.

DIVIDENDS


          Dividends are declared daily and paid monthly. Dividends are automatically reinvested on the payment dates in additional shares of the Trust unless cash payments are requested by writing to a Legg Mason or affiliated financial advisor. Requests for payments of dividends in cash must be received at least 10 days prior to a payment date in order to be honored on that date.

          In certain cases, you may reinvest your dividends in shares of another Legg Mason fund. Please contact your Legg Mason or affiliated financial advisor for additional information about this option.


          Since the Trust's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect to realize any capital gain or loss. If the Trust does realize any net short-term capital gains, it will distribute them at least once every 12 months.

TAX TREATMENT OF DIVIDENDS

          The Trust intends to continue to qualify for treatment as a regulated investment company under the Code so that it will be relieved of federal income tax on that part of its investment company taxable income (generally consisting of net investment income and any net short-term capital gain) that is distributed to its shareholders. Such distributions (whether paid in cash or reinvested in Trust shares) are taxable to the Trust's shareholders (other than IRAs, Keogh Plans, SEPs, other qualified retirement plans and other tax-exempt investors) as ordinary income to the extent of the Trust's earnings and profits.

          The Trust sends each shareholder a notice following the end of each calendar year specifying, among other things, the amount of all dividends paid (or deemed paid) during that year. The Trust is required to withhold 31% of all dividends payable to any individuals and certain other noncorporate shareholders who do not provide the Trust with a certified taxpayer identification number or who otherwise are subject to backup withholding.

          The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Trust and its shareholders; for further information, see the Statement of Additional Information. In addition to federal income tax, you may also be subject to state and local income taxes on dividends from the Trust, depending on the laws of your home state and locality, though the portion of the dividends paid by the Trust attributable to direct U.S. government obligations is not subject to state and local income taxes in most jurisdictions. The Trust's annual notice to shareholders regarding the amount of dividends identifies this portion. Prospective shareholders are urged to consult their tax advisers with respect to the effects of an investment in the Trust on their own tax situations.

SHAREHOLDER SERVICES

CONFIRMATIONS AND REPORTS

          As transfer agent for the Trust, BFDS maintains a share account for each shareholder. An account statement will be sent to you monthly unless there has been no activity in the account or you are purchasing shares through the Future First Systematic Investment Plan or through automatic investments, in which case an account statement will be sent quarterly. Reports will be sent to shareholders at least semiannually showing the Trust's portfolio and other information; the annual report will contain financial statements audited by the Trust's independent auditors.

          Shareholder inquiries should be addressed to "Legg Mason Cash Reserve Trust, c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476."

SYSTEMATIC WITHDRAWAL PLAN


          You may elect to make systematic withdrawals from your Trust account of a minimum of $50 on a monthly basis if you are purchasing or already own shares with a net asset value of $5,000 or more. Please contact your Legg Mason or affiliated financial advisor for further information.


LEGG MASON PREMIER ASSET MANAGEMENT ACCOUNT


          Shareholders may participate in Legg Mason's Premier Asset Management Account, which combines the Trust Account, a preferred customer VISA Gold debit card, a Legg Mason brokerage account with margin borrowing availability and unlimited checks with no minimum check amount. Other services include automatic transfer of free credit balances in a participant's brokerage account to the Trust account and automatic redemption of Trust shares to offset debit balances in the participant's brokerage account. Legg Mason charges an annual fee for the Premier Asset Management Account, which is currently $85 for individuals and $100 for corporations and businesses. For further information, contact your Legg Mason or affiliated financial advisor.


EXCHANGE PRIVILEGE

          As a Trust shareholder, you are entitled to exchange your shares of the Trust for shares of any of the Legg Mason or Bartlett Funds, provided that such shares are eligible for sale in your state of residence.

          Investments by exchange into the Legg Mason or Bartlett funds sold without an initial sales charge are made at the per share net asset value determined on the same business day as redemption of the Trust shares you wish to exchange.

      Investments by exchange into the Legg Mason funds sold with an initial sales charge are made at the per share net asset value, plus the applicable sales charge, determined on the same business day as redemption of the Trust shares you wish to redeem; except that no sales charge will be imposed upon proceeds from the redemption of Trust shares to be exchanged that were originally purchased by exchange from a fund on which the same or higher initial sales charge previously was paid. There is no charge for the exchange privilege, but the Trust reserves the right to terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the Trust in one calendar year. To obtain further information concerning the exchange privilege and prospectuses of other Legg Mason or Bartlett funds, or to make an exchange, please contact your Legg Mason or affiliated financial advisor. To effect an exchange by telephone, please call your Legg Mason or affiliated financial advisor with the information described in the section "How You Can Redeem Your Trust Shares," page 9. Please read the prospectus for the other fund(s) carefully before you invest by exchange. The Trust reserves the right to modify or terminate the exchange privilege upon 60 days' notice to shareholders.





THE TRUST'S BOARD OF TRUSTEES AND
  MANAGER

BOARD OF TRUSTEES

          The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees.

MANAGER

          Pursuant to a management agreement with the Trust, which was approved by the Trust's Board of Trustees, Legg Mason Fund Adviser, Inc. ("Manager"), serves as the Trust's manager. The Manager manages the non-investment affairs of the Trust, directs all matters related to the operation of the Trust and provides office space and administrative staff for the Trust. The Manager receives for its services a management fee calculated daily and payable monthly at an annual rate equal to 0.50% of the first $500 million of the Trust's average daily net assets, 0.475% of the next $500 million, 0.45% of the next $500 million, 0.425% of the next $500 million, and 0.40% of assets in excess of $2 billion. During the fiscal year ended August 31, 1996, the Trust paid the Manager, pursuant to the Management Agreement, a fee equal to 0.48% of the Trust's average daily net assets.

          The Manager acts as manager, investment adviser or consultant to seventeen investment company portfolios which had aggregate assets under management of approximately $6.5 billion as of November 30, 1996. The Manager's address is 111 South Calvert Street, Baltimore, Maryland 21202. The Manager is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company.

THE TRUST'S INVESTMENT ADVISER

          Western Asset Management Company, another wholly owned subsidiary of Legg Mason, Inc., serves as investment adviser to the Trust pursuant to the terms of an Investment Advisory Agreement with the Manager, which was approved by the Trust's Board of Trustees. The Adviser acts as the portfolio manager for the Trust and is responsible for the actual investment management of the Trust, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For these services, the Manager (not the Trust) pays the Adviser a fee, computed daily and payable monthly, at an annual rate equal to 30% of the fee received by the Manager.

          The Adviser also renders investment advice to fourteen open-end investment companies and one closed-end investment company, which together had aggregate assets under management of approximately $3.6 billion as of November 30, 1996. The Adviser also renders investment advice to private accounts with fixed income assets under management of approximately $21.0 billion as of that date. The address of the Adviser is 117 East Colorado Boulevard, Pasadena, California 91105.

THE TRUST'S DISTRIBUTOR

          Legg Mason is the distributor of the Trust's shares pursuant to an Underwriting Agreement with the Trust. The Underwriting Agreement obligates Legg Mason to pay all expenses in connection with the offering of shares of the Trust, including any compensation to its financial advisors, the printing and distribution of prospectuses, statements of additional information and periodic reports used in connection with the offering to prospective investors, after the prospectuses, statements of additional information and reports have been prepared, set in type and mailed to existing shareholders at the Trust's expense, and for any supplementary sales literature and advertising costs.

          The Trust has adopted a Distribution and Shareholder Services Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that as compensation for Legg Mason's ongoing services to investors and its activities and expenses related to the sale and distribution of shares, Legg Mason may receive payments at an annual rate of up to 0.15% of the Trust's average daily net assets. However, Legg Mason has agreed that it will not request payment of more than 0.10% annually from the Trust during the first two years following implementation of the Plan. Effective January 10, 1997, the Fund will begin compensating Legg Mason for distribution costs and services at this 0.10% annual rate. The distribution fee and the service fee are calculated daily and paid monthly. The fees received by Legg Mason during any year may be more or less than its cost of providing distribution and shareholder services to the Trust. The offering of shares normally is continuous.

          Legg Mason is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of the Manager and Adviser. Legg Mason also assists BFDS with certain of its duties as transfer agent; for the year ended August 31, 1996, Legg Mason received $590,000 for performing such services in connection with the Trust.

          The Chairman, President and Treasurer of the Trust are employed by Legg Mason.

THE TRUST'S CUSTODIAN AND TRANSFER AGENT

          State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is custodian for the securities and cash of the Trust. Boston Financial Data Services, P.O. Box 953, Boston, MA 02103, is transfer agent for Trust shares and dividend-disbursing agent for the Trust.

DESCRIPTION OF THE TRUST AND ITS SHARES

          The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 24, 1978. The Declaration of Trust authorizes the Trust to issue an unlimited number of shares. Each share of the Trust gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. Shares of the Trust are fully-paid and non-assessable, and have no preemptive or conversion rights.

          The Trust does not hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of trustees under certain circumstances. Trustees may be removed by the trustees or by shareholders at a special meeting. A special meeting of the Trust will be called by the trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares; shareholders wishing to call such a meeting should submit a written request to the Trust at 111 South Calvert Street, Baltimore, Maryland 21202, stating the purpose of the proposed meeting and the matters to be acted upon.

                                      THE
                                   LEGG MASON
                               CASH RESERVE TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

         Legg Mason Cash Reserve Trust ("Trust") is a no-load, open-end, diversified management investment company investing in money market instruments to achieve stability of principal and current income consistent with stability of principal. In attempting to achieve this objective, the Trust's investment adviser, Western Asset Management Company ("Adviser"), invests in a portfolio of high-quality money market instruments maturing in 397 days or less. The Trust attempts to maintain a stable net asset value per share of $1.00 and a dollar-weighted average maturity of 90 days or less, although there can be no assurance that it will always be able to do so.


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's Prospectus dated December 31, 1996 which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the Prospectus is available without charge from the Trust's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed below).


Dated: December 31, 1996



                             Legg Mason Wood Walker
                                  Incorporated

                            111 South Calvert Street
                           Baltimore, Maryland 21202
                         (410) 539-0000 (800) 822-5544

                    ADDITIONAL INFORMATION ABOUT INVESTMENT
                            LIMITATIONS AND POLICIES

         The Trust's investment objective is stability of principal and current income consistent with stability of principal. The investment objective cannot be changed without shareholder approval.

TYPES OF INVESTMENTS The Trust invests in high-quality money market instruments that mature in 397 days or less and that include, but are not limited to, bank instruments, commercial paper and variable rate demand master notes, corporate bonds, U.S. government obligations, repurchase agreements and instruments secured by any of these obligations.

         BANK INSTRUMENTS In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances, the Trust may invest in Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks.


         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS These transactions are made to secure what is considered to be an advantageous price and yield for the Trust. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices in the interim. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are maintained in a segregated account with the Trust's custodian until the transaction is settled.


         REVERSE REPURCHASE AGREEMENTS The Trust may enter into reverse repurchase agreements to the extent permitted by its investment limitations.
These transactions are similar to borrowing cash. In a reverse repurchase agreement the Trust transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure such an outcome.

         When effecting reverse repurchase agreements, liquid assets in a dollar amount sufficient to make payment for the obligations to be purchased are maintained in a segregated account with the Trust's custodian until the transaction is settled.

         FOREIGN SECURITIES The Trust may invest in foreign securities that are not publicly traded in the United States. Investments in obligations of banking entities located outside the United States involve certain risks that are different from investments in securities of domestic banks. These risks may include adverse foreign economic and political developments, the imposition of foreign laws or restrictions that may adversely affect payment of principal and interest on such obligations held by the Trust, and the imposition of foreign exchange controls and of withholding taxes on interest income payable on such obligations held by the Trust. In addition, there may be less public information available about a foreign bank than is generally available about domestic banks. Furthermore, foreign banking institutions may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic banks and branches. All securities purchased by the Trust will be denominated in U.S. dollars.

         In an effort to minimize these risks, the Adviser will purchase foreign-issued money market instruments only from the branches of those banks that are among the largest and most highly rated in various industrialized nations. On an ongoing basis, the Adviser will monitor the credit risk of such foreign banks by using third party services which provide credit and sovereign risk analysis. Also, the Adviser will not purchase obligations  that it  believes,  at the time of  purchase,  will be  subject  to exchange controls or withholding taxes. Investment will be limited to obligations of bank branches located in countries where sovereign risk is considered by the Adviser to be minimal; however, there can be no assurance that exchange control laws, withholding taxes or other similar laws will not become applicable to certain of the Trust's investments.


         RESTRICTED AND ILLIQUID SECURITIES Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. Although restricted securities traditionally were considered illiquid, the Adviser, acting pursuant to guidelines established by the Trust's Board of Trustees, may determine that certain restricted securities are liquid.

         Illiquid securities may be difficult to value, and the Trust may have difficulty disposing of such securities promptly. Repurchase agreements maturing in more than seven days are considered illiquid.


PORTFOLIO TURNOVER The Trust normally holds portfolio instruments to maturity but may dispose of them prior to maturity if the Adviser believes it advisable. Investing in short-term money market instruments will result in high portfolio turnover. Because the cost of these transactions is small, this turnover is not expected to adversely affect net asset value or yield to any significant degree.


INVESTMENT LIMITATIONS The Trust has adopted certain fundamental investment limitations, described below, which cannot be changed without approval of shareholders. Except for the Trust's investment objective and the eleven limitations described below, the investment policies and limitations of the Trust are non- fundamental and can be changed by the Board of Trustees without shareholder approval.


1. SELLING SHORT AND BUYING ON MARGIN The Trust will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

2. BORROWING MONEY The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Trust may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

         Interest paid on borrowed funds will not be available for investment. The Trust will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Trust will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

3. INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE The Trust will not invest in commodities, commodity contracts, oil, gas, or other mineral programs, or real estate, except that it may purchase money market instruments issued by companies that invest in or sponsor such interests.

4. UNDERWRITING The Trust will not engage in underwriting of securities issued by others.

5. LENDING CASH OR SECURITIES The Trust will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective and policies.

6. ACQUIRING SECURITIES The Trust will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.

7. DIVERSIFICATION OF INVESTMENTS The Trust will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S. government obligations. The Trust considers the type of bank obligations it purchases as cash items (however, as a non-fundamental policy, the Trust will apply the 5% limitation to bank obligations other than demand deposits).

8. CONCENTRATION OF INVESTMENTS The Trust will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

9. INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE TRUST The Trust will not purchase or retain the securities of any issuer if the officers and trustees of the Trust or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

10. DEALING IN PUTS AND CALLS The Trust will not invest in puts, calls, straddles, spreads, or any combination of these.

11. ISSUING SENIOR SECURITIES The Trust will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Trust.

         Except with respect to the 331/3% limitation on borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

         The Trust did not borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its total assets during the last fiscal year and, at present, has no intent to do so.


         As noted above, the investment objective and fundamental investment policies and limitations of the Trust, described in the preceding paragraphs and in the Prospectus, may not be changed without the vote of a majority of the Trust's outstanding voting securities. Under the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities" of the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Trust or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.



                           ADDITIONAL TAX INFORMATION

         In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, the Trust must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Trust's gross income each taxable year must be derived from dividends, interest and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) the Trust must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Trust's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Trust's total assets; and (4) at the close of each quarter of the Trust's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.

         The Trust will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and any capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange ("Exchange") is open for business. The procedure for purchasing shares of the Trust is explained in the Prospectus under "How You Can Invest in the Trust".

Conversion to Federal Funds

         It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Legg Mason or Boston Financial Data Services ("BFDS") acts as the shareholders' agent in depositing checks and converting them to federal funds, normally within two to nine business days of receipt of checks.

         A cash deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Legg Mason brokerage account ("Brokerage Account") on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

Redemption By Wire

         The Trust redeems shares at the next computed net asset value after Legg Mason receives the redemption request. Redemption procedures are explained in the Prospectus under "How You Can Redeem Your Trust Shares". When payment for shares is in the form of federal funds, the 10-day potential delay described in the Prospectus does not apply.

Redemption in Kind

         The Trust reserves the right, under certain conditions, to honor any request for a redemption, or combination of requests from the same shareholder in any 90-day period, totalling $250,000 or 1% of the net assets of the Trust, whichever is less, by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Trust's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The Trust does not redeem in kind under normal circumstances, but would do so where the Adviser determines that it would be in the best interests of the shareholders as a whole.

Future First Systematic Investment Plan and Transfer of Funds from Financial Institutions


         When you purchase shares through the Future First Systematic Investment Plan, BFDS, the Trust's transfer agent, will transfer funds to be used to buy shares of the Trust. Legg Mason, the Trust's distributor, will send an account statement quarterly. The transfer also will be reflected on your regular checking account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty.


         You may also buy additional shares of the Trust through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the Trust to:


                      Boston Financial Data Services, Inc.
                                2 Heritage Drive
                             North Quincy, MA 02171
                             Attn: Legg Mason Funds


          If the investor's check is not honored by the institution on which it is drawn, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's account.

Systematic Withdrawal Plan

         You may also elect to make systematic withdrawals from your Trust account of a minimum of $50 on a monthly basis if you own shares with a net asset value of $5,000 or more. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Self-Employed Individual Retirement Plan ("Keogh Plan"), Simplified Employee Pension Plan ("SEP") or other qualified retirement plan. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account.
Redemptions will be made at the net asset value determined as of the close of the Exchange on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the net asset value determined as of the close of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and distributions on all shares in your Trust account must be automatically reinvested in Trust shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The Trust, its transfer agent, Legg Mason and its affiliates also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment will be correspondingly reduced.

Legg Mason Premier Asset Management Account/VISA Account

         Shareholders of the Trust who have cash or negotiable securities (including Trust shares) valued at $20,000 or more in accounts with Legg Mason may subscribe to Legg Mason's Premier Asset Management Account ("Premier"). This program provides a direct link between a shareholder's Trust account and his or her Brokerage Account. Premier provides shareholders with a convenient method to invest in the Trust through their Brokerage Accounts, which includes automatic daily investment of free credit balances of $100 or more and automatic weekly investment of free credit balances of less than $100.

         Premier  is  a  comprehensive   financial   service  which  combines  a
shareholder's Trust account, a preferred customer VISA Gold debit card, a Brokerage Account and unlimited checks with no minimum check amount. Premier is offered as an exclusive preferred customer service for shareholders of certain Legg Mason funds.

         The VISA Gold debit card may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 or less, per account per day) from any bank honoring VISA.

         Checks, VISA charges and cash advances are posted to the shareholder's margin account and create automatic same day redemptions if shares are available in the Trust. If Trust shares have been exhausted, the debits will remain in the margin account, reducing the cash available. The shareholder will receive one consolidated monthly statement which details all Trust transactions, securities activity, check writing activity and VISA Gold purchases and cash advances.


         BancOne Columbus ("BancOne"), 757 Carolyn Avenue, Columbus, Ohio 43271, is the Trust's agent for processing payment of VISA Gold debit card charges and clearance of checks written on the Premier account. Shareholders are subject to BancOne's rules and regulations governing VISA accounts, including the right of BancOne not to honor VISA drafts in amounts exceeding the authorization limit of the shareholder's account at the time the VISA draft is presented for payment. The authorization limit is determined daily by taking the shareholder's Trust account balance and subtracting (1) all shares purchased within 15 days by other than federal funds wired; (2) all shares for which certificates have been issued; and (3) any previously authorized VISA transaction.


         PREFERRED CUSTOMER CARD SERVICES Unlike some other investment programs which offer the VISA card privilege, Premier also includes travel/accident insurance at no added cost when shareholders purchase travel tickets with their Premier VISA Gold debit card. Coverage is provided through VISA and extends up to $250,000.

         If a VISA Gold debit card is lost or stolen, the shareholder should report the loss immediately by contacting Legg Mason directly between the hours of 8:30 a.m. and 5:00 p.m., or BancOne (collect) after hours at 1-614-248-4242. Those shareholders who subscribe to the Premier VISA account privilege may be liable for the unauthorized use of their VISA Gold debit card in amounts up to $50.

         Legg Mason is responsible for all Premier VISA Gold debit card inquiries as well as billing and account resolutions. Simply call Legg Mason Premier Client Services directly between 8:30 a.m. and 5:00 p.m., Eastern time, at 1-800-253-0454 or 1-410-528-2066 with your account inquiries.


         AUTOMATIC PURCHASES OF TRUST SHARES For shareholders participating in the Premier program who sell shares held in their Brokerage Accounts, any free credit balances of $100 or more in a single account resulting from any such sale will automatically be invested in shares of the Trust on the same business day the proceeds of sale are credited to the Brokerage Account. Free credit balances of less than $100 will be invested in Trust shares weekly.


         Free credit balances arising from sales of Brokerage Account shares for cash (i.e., same-day settlement), redemption of debt securities, dividend and interest payments and cash deposits will be invested automatically in Trust shares on the next business day following the day the transaction is credited to the Brokerage Account.

         Trust shares will receive the next dividend declared following purchase (normally 12:00 noon, Eastern time, on the following business day). A purchase order will not become effective until cash in the form of federal funds is received by the Trust.

         HOW TO OPEN A PREMIER ACCOUNT To subscribe to Premier services, clients must contact Legg Mason to execute both a Premier Agreement with Legg Mason and a VISA Account Application and Agreement with BancOne. Legg Mason charges a fee for the Premier service, which is currently $85 per year for individuals and $100 per year for businesses and corporations. Legg Mason reserves the right to alter or waive the conditions upon which a Premier account may be opened. Both Legg Mason and BancOne reserve the right to terminate or modify any shareholder's Premier services at their discretion.

         You may request Premier Account status by filling out the Premier Asset Management Account Agreement and Check Application which can be obtained from your investment executive. You will receive your VISA Gold debit card (if applicable) from BancOne. The Premier VISA Gold debit card may be used at over 8 million locations, including 23,000 ATMs, in 24 countries around the world. Premier checks will be sent to you directly. There is no limit on the number of checks you may write against your Premier account.

         Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier account is not a bank account. Additional information about the Premier program is available by calling your investment executive or Legg Mason's Premier Client Services.

Other Information Regarding Redemption

         The Trust reserves the right to modify or terminate the check, wire, telephone or VISA Gold card redemption services described in the Prospectus and this Statement of Additional Information at any time.

         You may request the Trust's checkwriting service by sending a written request to Legg Mason. State Street Bank and Trust Company ("State Street"), the Trust's custodian, will supply you with checks which can be drawn on an account of the Trust maintained with State Street. When honoring a check presented for payment, the Trust will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check. Cancelled checks will be returned to you.


         Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks should not be used to close a Trust account because when the check is written you will not know the exact total value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the checkwriting service.


         The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended except (1) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in markets the Trust normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Trust's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for protection of the Trust's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Although the Trust may elect to redeem any shareholder account with a current value of less than $500, the Trust will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.


                   TAX-DEFERRED RETIREMENT ACCOUNTS AND PLANS


           In general, income earned through the investment of assets of qualified retirement accounts and plans is not taxed to the beneficiaries thereof until the income is distributed to them. Investors who are considering establishing such an account or plan should consult their attorneys or tax advisers with respect to individual tax questions. The option of investing in these accounts or plans through regular payroll deductions may be arranged with a Legg Mason or affiliated investment executive and your employer. Additional information with respect to these accounts or plans is available upon request from any Legg Mason or affiliated financial advisor.


Individual Retirement Account - IRA


         Certain investors may obtain tax advantages by establishing IRAs. Specifically, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant and your adjusted gross income does not exceed a certain level, you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your and your spouses earned income or $2,000 ($4,000 for a married couple filing a joint return). If your employer's plan qualifies as a SEP, permits voluntary contributions and meets certain other requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.


         Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in shares of the Trust through IRA contributions up to certain limits, because all dividends on your Trust shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than the end of the taxable year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, when the distribution is rolled over into another qualified plan or certain other situations.

Self-Employed Individual Retirement Plan - Keogh Plan

         Legg Mason makes available to self-employed individuals a Plan and Trustee Agreement for a Keogh Plan through which shares of the Trust may be purchased. Investors have the right to use a bank of their own choice to provide these services at their own cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

Simplified Employee Pension Plan - SEP

         Legg Mason makes available to corporate and other employers a SEP for investment in shares of the Trust.



         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs and

SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.


                              VALUATION OF SHARES

         The Trust attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


         USE OF THE AMORTIZED COST METHOD The trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount rather than at current market value. The Board of Trustees periodically assesses the accuracy and appropriateness of this method of valuation.


         The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective.

         Under the Rule, the Trust is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Trust to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals, not exceeding one year, on no more than 30 days' notice. A standby commitment entitles the Trust to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

         Although demand features and standby commitments are techniques that are defined as "puts" under the Rule, the Trust does not consider them to be "puts" as that term is used in the Trust's investment limitations. Demand features and standby commitments are features which enhance an instrument's liquidity, and the investment limitation which proscribes puts is designed to prohibit the purchase and sale of put and call options and is not designed to prohibit the Trust from using techniques which enhance the liquidity of portfolio instruments.

         MONITORING PROCEDURES The Trust's procedures include monitoring the relationship between the amortized cost value per share and net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two, the trustees will take any steps they consider appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other potentially unfair results arising from differences between the two methods of determining net asset value.

         INVESTMENT RESTRICTIONS Rule 2a-7 requires the Trust, if it wishes to value its assets at amortized cost, to limit its investments to instruments that, (i) in the opinion of the Adviser, present minimal credit risk and (ii)(a) are rated in the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs")(or one, if only one NRSRO has rated the security) or, (b) if unrated, are determined to be of comparable quality by the Adviser, all pursuant to procedures determined by the Board of Trustees ("Eligible Securities"). Securities that were long-term when issued, but that have 397 days or less remaining to maturity, and that lack an appropriate short-term rating, may be eligible if they are comparable in priority and security to a rated short-term security, unless the former security has a long-term rating below AA/Aa. The Trust may invest no more than 5% of its total assets in securities that are Eligible Securities but have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO, if only one NRSRO has assigned the obligation a short-term rating) or, if the obligations are unrated, determined by the Adviser to be of comparable quality ("Second Tier Securities"). In addition, the Trust will not invest more than 1% of its total assets or $1 million (whichever is greater) in the Second Tier Securities of a single issuer. The Rule requires the Trust to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and in any event not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined by the Rule) of more than 397 days can be purchased by the Trust; except that the Trust may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. Certain variable rate securities in which the Trust invests may have a remaining maturity of more than 397 days. However, pursuant to regulations of the SEC, the Trust is permitted to treat these securities as having a maturity of no more than 397 days.


         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         It is the Trust's usual practice to hold portfolio securities to maturity and realize par, unless the Adviser determines that sale or other disposition is appropriate in light of the Trust's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

         In periods of declining interest rates, the indicated daily yield on shares of the Trust, computed by dividing the annualized daily income on the Trust's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of the Trust computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                      HOW THE TRUST'S YIELD IS CALCULATED

         The current annualized yield for the Trust is based on a seven-day period and is computed by determining the net change in the value of a hypothetical account in the Trust. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the Trust may use a compound effective annualized yield quotation which is calculated as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

         The Trust's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields. The fact that the Trust's current yield will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the Trust's yield with yields on fixed-income investments, such as insured savings certificates. In comparing the yield of the Trust to other investment vehicles, consideration should be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolio, the method used to compute the yield and whether there are any special charges that may reduce the yield.

Other Information


         The Trust's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the Trust will fluctuate. In Performance Advertisements, the Trust may compare its taxable yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Morningstar Mutual Funds ("Morningstar") or Wiesenberger Investment Companies Service ("Wiesenberger") or with the performance of recognized stock and other indexes, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("Dow Jones") and the Consumer Price Index as published by the U.S. Department of Commerce. The types of securities in which the Trust invests are different from those included in the Standard & Poor's and Dow Jones indices which track the performance of the equity markets. The S&P 500 and Dow Jones are accepted as broad-based measures of the equity markets. Calculation of those indices assumes reinvestment of dividends and ignores brokerage and other costs of investing. The Trust also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Donoghue, Morningstar or Wiesenberger. Performance Advertisements also may refer to discussions of the Trust and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, THE NEW YORK TIMES and FORTUNE.


         The Trust may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index and the Bank Rate Monitor National Index. In comparing the Trust's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or part by an agency of the U.S. Government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Trust shares are not insured or guaranteed by the U.S. Government or any agency thereof and returns thereon will fluctuate. While the Trust seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

         In advertising, the Trust may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The Trust may use other recognized sources as they become available.

         The Trust may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         The Trust may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         The Trust may also include in advertising biographical information on key investment and managerial personnel.


         The Trust may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have grown to provide a full spectrum of financial services. Legg Mason affiliates serve as investment advisors for private accounts and mutual funds with assets of more than $38 billion as of September 30, 1996.


         In advertising, the Trust may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

                            MASSACHUSETTS TRUST LAW

         Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust's Declaration of Trust, filed with the Commonwealth of Massachusetts, expressly disclaims the liability of its shareholders for acts or obligations of the Trust. The Declaration requires notice of this disclaimer to be given in each agreement, obligation or instrument the Trust or its trustees enter into or sign.

         In the unlikely event a shareholder, based on the mere fact of being a shareholder, is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made, and pay any judgment, against such a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                       THE TRUST'S TRUSTEES AND OFFICERS

         The Trust's officers are responsible for the operation of the Trust under the direction of the Board of Trustees. The officers and trustees of the Trust and their principal occupations during the past five years are set forth below. An asterisk(*) indicates officers and/or trustees who are "interested persons" of the Trust, as defined in the 1940 Act. The address of each officer and trustee is 111 South Calvert Street, Baltimore, Maryland 21202, unless otherwise indicated.



         JOHN F. CURLEY, JR.*, [57] Chairman of the Board, President and Trustee; Vice Chairman and Director of Legg Mason Wood Walker, Inc. and Legg Mason, Inc.; Director of Legg Mason Fund Adviser, Inc. and Western Asset Management Company (each a registered investment adviser); Officer and/or
Director of various other affiliates of Legg Mason, Inc.; President and/or Chairman of the Board and Director/Trustee of nine Legg Mason funds.

         CHARLES F. HAUGH, [71] Trustee; 14201 Laurel Park Drive, Ste. 208, Laurel, Maryland. Real Estate Developer and Investor; President and Director of Resource Enterprises, Inc. (real estate brokerage); Partner in Greater Laurel Health Park Ltd. Partnership (real estate investment and development); Chairman of Resource Realty LLC (management of retail and office space); Director/Trustee of nine Legg Mason funds.

         ARNOLD L. LEHMAN, [53] Trustee; The Baltimore Museum of Art, Art Museum Drive, Baltimore, Maryland. Director of The Baltimore Museum of Art; Director/ Trustee of nine Legg Mason funds.

         JILL E. McGOVERN, [52] Trustee; 1500 Wilson Blvd., Arlington, Virginia. Chief Executive Officer of the Marrow Foundation. Director/Trustee of nine Legg Mason funds. Formerly: Executive Director of the Baltimore International Festival (1991- 1993).

         RICHARD G. GILMORE, [69] Trustee; 948 Kennett Way, West Chester, Pennsylvania. Independent Consultant. Director of CSS Industries, Inc. (diversified holding company whose subsidiaries are engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of nine Legg Mason funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company) (1986-1991); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company, the Girard Company (1972-1983); and Director of Finance, City of Philadelphia (1984-1985).

         T.A. RODGERS, [62] Trustee; 2901 Boston Street, Baltimore, Maryland. Principal, T. A. Rodgers & Associates (management consulting). Director/Trustee of nine Legg Mason funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components) (1991-1992).

         EDWARD A. TABER*, [52] Trustee; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; Chairman and Director of Legg Mason Fund Adviser, Inc. and Director of Western Asset Management Company (a registered investment adviser); President and/or Director/Trustee of eight Legg Mason funds. Formerly: Executive Vice President of T. Rowe Price-Fleming International, Inc. (1986-1992) and Director of the Taxable Fixed Income Division at T. Rowe Price Associates, Inc. (1973-1992).

         EDMUND J. CASHMAN, Jr. *, [60] Trustee; Senior Executive Vice President and Director of Legg Mason, Inc.; Officer and/or Director of various other affiliates of Legg Mason, Inc.; President or Vice Chairman of the Board and Director/Trustee of four Legg Mason funds; Director of Worldwide Value Fund, Inc.


         The executive officers of the Trust, other than those who also serve as trustees, are:


         MARIE K. KARPINSKI*, [47] Vice President and Treasurer; Treasurer of Legg Mason Fund Adviser, Inc.; Vice President and Treasurer of nine Legg Mason funds and Vice President, Secretary and Treasurer of Worldwide Value Fund, Inc.; Vice President of Legg Mason Wood Walker, Inc.

         KATHI D. BAIR*, [32] Secretary; Secretary/Assistant Secretary/Assistant Treasurer of seven Legg Mason funds.

         BRIAN M. EAKES*, [27] Assistant Secretary; employee of Legg Mason, Inc. since July 1995. Formerly: Senior Associate - Audit of Coopers & Lybrand L.L.P. (Aug. 1992 - June 1995).


         Officers and trustees of the Trust who are interested persons of the Trust receive no salary or fees from the Trust. Those trustees who are not interested persons of the Trust receive a fee of $400 annually for serving as a trustee, and a fee of $400 for each meeting of the Board of Trustees attended by him or her.


         The Nominating Committee of the Board of Trustees is responsible for the selection and nomination of disinterested trustees. The Committee is composed of Messrs. Haugh, Gilmore, Rodgers and Lehman and Dr. McGovern, each of whom is a disinterested trustee as that term is defined in the 1940 Act.

         At  December  1,  1996,   the   trustees  and  officers  of  the  Trust
beneficially owned, in the aggregate, less than 1% of the Trust's outstanding shares.

TRUSTEE LIABILITY The Trust's Declaration of Trust provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


         The following table provides certain information relating to the compensation of the Trust's trustees for the fiscal year ended August 31, 1996.


COMPENSATION TABLE


                                                                                 Total Compensation From Trust
                                         Aggregate Compensation From             and Fund Complex Paid to
Name of Person and Position              Trust*                                  Trustees**
John F. Curley, Jr. -
Chairman of the Board and Trustee        None                                    None
Charles F. Haugh - Trustee               $2,000                                  $23,600
Arnold L. Lehman - Trustee               $2,000                                  $23,600
Jill E. McGovern - Trustee               $2,000                                  $23,600
Richard G. Gilmore - Trustee             $1,000                                  $22,600
T.A. Rodgers - Trustee                   $1,000                                  $22,600
Edward A. Taber - Trustee                None                                    None
Edmund J. Cashman, Jr. - Trustee         None                                    None



     * Represents fees paid to each trustee during the fiscal year ended August 31, 1996.

     ** Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 1996.



                              MANAGEMENT AGREEMENT

     Legg Mason Fund Adviser, Inc. ("Manager"), 111 South Calvert Street, Baltimore, Maryland 21202, is a wholly owned subsidiary of Legg Mason, Inc. which is also the parent of Legg Mason Wood Walker, Incorporated. The Manager serves as the manager for the Trust under a Management Agreement dated July 18, 1988, which provides that, subject to the overall direction by the Board of Trustees, the Manager will manage the investment and other affairs of the Trust. Under the Management Agreement, the Manager is responsible for managing the Trust's securities and for making purchases and sales of securities consistent with the investment objectives and policies described in the Trust's Prospectus and this Statement of Additional Information. The Manager has delegated the portfolio management functions for the Trust to the adviser, Western Asset Management Company. The Manager is obligated to furnish the Trust with office space and certain administrative services, as well as executive and other personnel necessary for the operation of the Trust. The Manager and its affiliates also are responsible for the compensation of trustees and officers of the Trust who are employees of the Manager and/or its affiliates.

     The Manager receives for its services a management fee, calculated daily and payable monthly, based upon the average daily net assets of the Trust as follows: 0.50% on the first $500 million; 0.475% on the next $500 million; 0.45% on the next $500 million; 0.425% on the next $500 million and 0.4% thereafter. During the fiscal years ended August 31, 1996, 1995 and 1994, the Trust paid $5,896,533, $4,640,893 and $3,848,651, respectively, to the Manager. During the fiscal years ended August 31, 1996, 1995 and 1994, Legg Mason contributed $400,000, $480,000 and $1,100,000, respectively, to offset a portion of the Trust's net realized losses.


     Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.

     The Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Trust's Board of Trustees, by vote of a majority of the outstanding voting securities or by the Manager, on not less than 60 days' notice to the other party, and may be terminated immediately upon the mutual written consent of the Manager and the Trust.

     The Trust pays all of its expenses which are not expressly assumed by the Manager. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, compensation of the independent trustees, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Trust for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The Trust also is obligated to pay the expenses for maintenance of its financial books and records, including computation of the Trust's net asset value per share, and dividends. The Trust also is liable for such nonrecurring expenses as may arise, including litigation to which the Trust may be a party. The Trust may also have an obligation to indemnify the trustees and officers of the Trust with respect to litigation.

     Under the Management Agreement, the Trust has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by the Manager.

                         INVESTMENT ADVISORY AGREEMENT


     The Adviser, Western Asset Management Company, 117 East Colorado Boulevard, Pasadena, CA 91105, an affiliate of Legg Mason, serves as investment adviser to the Trust under an Investment Advisory Agreement dated July 18, 1988, between the Adviser and the Manager ("Advisory Agreement"). The Advisory Agreement was most recently approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" of the Trust, the Adviser or the Manager, on November 15, 1996. Under the Advisory Agreement, the Adviser is responsible, subject to the general supervision of the Manager and the Trust's Board of Trustees, for the actual management of the Trust's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For the Adviser's services to the Trust, the Manager (not the Trust) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 30% of the fee received by the Manager from the Trust. During the years ended August 31, 1996, 1995 and 1994, the Manager paid the Adviser $1,768,960, $1,392,268 and $1,154,595, respectively, pursuant to the Advisory Agreement.


     Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Manager or by the Trust in connection with the performance of the Advisory

Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the Agreement.

     The Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Trust's Board of Trustees, by vote of a majority of the Trust's outstanding voting securities, by the Manager or by the Adviser, on not less than 60 days' notice to the Trust and/or the other party(ies). The Advisory Agreement will be terminated immediately upon any termination of the Management Agreement or upon the mutual written consent of the Adviser, the Manager and the Trust.

                            THE TRUST'S DISTRIBUTOR

     Legg Mason acts as distributor of the Trust's shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to promote the sale of Trust shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Trust's expense), and for supplementary sales literature and advertising costs.


     The Trust has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits the Trust to pay Legg Mason fees for its services related to sales and distribution of shares and the provision of ongoing services to shareholders. Under the Plan, the aggregate fees may not exceed an annual rate of 0.15% of the Trust's average daily net assets. Legg Mason has agreed that it will not request payment of more than 0.10% annually from the Trust during the first two years following implementation of the Plan. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. The Plan was approved by the shareholders of the Trust on March 8, 1996. Effective January 10, 1997, the Trust will begin compensating Legg Mason for distribution costs and services at an annual rate equal to 0.10% of its average daily net assets. The Plan specifies that the Trust may not pay more in cumulative distribution fees than 6.25% of total new gross assets, plus interest, as specified in the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD"). Legg Mason may pay all or a portion of the fee to its financial advisors. The continuation of the Plan was approved on November 15, 1996 by the Board of Trustees including a majority of the trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1Trustees").

     In approving the continuation of the Plan, in accordance with the requirements of Rule 12b-1, the trustees determined that there was a reasonable likelihood that the Plan would benefit the Trust and its shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to the Trust's shareholders outweighed the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of shares of the Trust would be likely to maintain or increase the amount of compensation paid by the Trust to its Manager.

     In considering the costs of the Plan, the trustees particularly considered the fact that any payments made by the Trust to Legg Mason under the Plan would increase the Trust's level of expenses in the amount of such payments. Further, the trustees recognized that the Manager would earn greater management fees if the Trust's assets were increased, because such fees are calculated as a percentage of the Trust's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved when the Plan is implemented.

     The trustees noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the Trust and to maintain and enhance the level of services they provide to the Trust's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the Trust to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, in whole or in part, the additional expenses incurred by the Trust in connection with the Plan. Furthermore, the investment management of the Trust could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

     The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Trustees, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Trustees or by a vote of a majority of the outstanding voting shares. Any change in the Plan that would materially increase the distribution cost to the Trust requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees, as previously described.


     In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Trust's Board of Trustees, and the trustees will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the candidates to serve as Independent Trustees will be committed to the discretion of the Independent Trustees.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser is responsible for the execution of portfolio transactions. Debt securities are generally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread", which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agents. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions for agency transactions to brokers who provide research and analysis. The Trust may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the Trust, the Adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Trust paid no brokerage commissions, nor did it allocate any transactions to dealers for research, analysis, advice or similar services during any of its last three fiscal years.


     Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis, and, for agency transactions, may pay to these broker-dealers a higher brokerage commission than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the Trust. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.


     The Trust may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. However, the Trust's Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Trust may purchase securities that are offered in underwritings in which Legg Mason or any of its affiliated persons is a participant.

     Investment decisions for the Trust are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

     The Trust may not always hold portfolio securities to maturity, but may sell a security to buy another which has a higher yield because of short-term market movements. This may result in high portfolio turnover. The Trust does not anticipate incurring significant brokerage expense in connection with such transactions, since ordinarily they will be made directly with the issuer or a dealer on a net price basis.

                     THE TRUST'S CUSTODIAN AND TRANSFER AND
                           DIVIDEND-DISBURSING AGENT

     State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105 serves as custodian of the Trust's assets. Boston Financial Data Services, P.O. Box 953, Boston, MA 02103 serves as transfer and dividend-disbursing agent and administrator of various shareholder services.

                           THE TRUST'S LEGAL COUNSEL

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Trust.

                        THE TRUST'S INDEPENDENT AUDITORS

     Ernst & Young LLP, One North Charles Street, Baltimore, MD 21201 has been selected by the Board of Trustees to serve as the Trust's independent auditors.


                              FINANCIAL STATEMENTS


     The Trust's Statement of Net Assets as of August 31, 1996; the Statement of Operations for the year ended August 31, 1996; the Statement of Changes in Net Assets for the fiscal years ended August 31, 1996 and 1995; the Financial Highlights for the years ended August 31, 1992 through 1996; the Notes to Financial Statements and the Report of the Independent Auditors are hereby incorporated by reference in this Statement of Additional Information from the Trust's annual report for the year ended August 31, 1996.

                               TABLE OF CONTENTS


                                                                  Page
Additional Information About Investment
  Limitations and Policies                                          2
Additional Tax Information                                          4
Additional Purchase and Redemption Information                      5

Tax-Deferred Retirement Accounts and Plans                          9

Valuation of Shares                                                10
How the Trust's Yield is Calculated                                11
Massachusetts Trust Law                                            13
The Trust's Trustees and Officers                                  13
Management Agreement                                               15
Investment Advisory Agreement                                      16
The Trust's Distributor                                            17
Portfolio Transactions and Brokerage                               18
The Trust's Custodian and Transfer and Dividend-
  Disbursing Agent                                                 19
The Trust's Legal Counsel                                          19
The Trust's Independent Auditors                                   19
Financial Statements                                               19




    No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus and the Statement of Additional Information do not constitute an offering by the Trust or by the principal underwriter in any jurisdiction in which such offering may not lawfully be made.



                             LEGG MASON WOOD WALKER
                                  Incorporated

                            111 South Calvert Street
                                 P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                                 (410) 539-0000

                         Legg Mason Cash Reserve Trust

                           Part C.  Other Information

Item 24.  Financial Statements and Exhibits


       (a) Financial Statements: The financial statements of Legg Mason Cash Reserve Trust for the year ended August 31, 1996 and the report of the independent auditors thereon are incorporated into the Statement of Additional Information by reference to the Annual Report to Shareholders for the same period.


       (b)        Exhibits

                  (1)    (a)  Declaration of Trust 1/
                         (b)  Amendment No. 1 to the Declaration of Trust 2/
                  (2)    By-Laws (As Restated and Amended February 2, 1987) 3/
                  (3)    Voting trust agreement - none
                  (4)    Specimen security 2/
                  (5)    (a)  Management Agreement 4/
                         (b)  Investment Advisory Contract 4/

                  (6)    Underwriting Agreement - 10/

                  (7)    Bonus, profit sharing or pension plans - none
                  (8)    (a)  Custodian Agreement 3/
                         (b)  Amendment to Custodian Agreement 7/
                  (9)    Transfer Agency and Service Agreement 7/
                  (10)   Opinion of Counsel 5/
                  (11)   Consent of Independent Auditors - filed herewith
                  (12)   Financial statements omitted from Item 23 - none
                  (13)   Not Applicable
                  (14)   (a)  Prototype IRA Plan 6/
                         (b)  Prototype Keogh Plan 6/

                  (15)   Plan pursuant to Rule 12b-1 - 10/
                  (16) Schedule for Computation of Performance Quotations - filed herewith

                  (17)   Financial Data Schedule - filed herewith
                  (18)   Plan pursuant to Rule 18f-3 - none


1/ Incorporated herein by reference to corresponding Exhibit of the initial Registration Statement on Form S-5 filed on July 27, 1978.

2/ Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 2 to the initial Registration Statement filed on September 12, 1979.

3/ Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 21 to the initial Registration Statement filed on October 15, 1987.

4/ Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 22 to the initial Registration Statement filed on August 9, 1988.

5/ Incorporated herein by reference to corresponding Exhibit of Pre-Effective Amendment No. 1 to the initial Registration Statement filed on September 25, 1978.

6/ Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 8 of Legg Mason Income Trust, Inc. file no. 33-12092, filed April 24, 1991.

7/     Incorporated herein  by  reference  to  corresponding  Exhibit  of  Post-
       Effective  Amendment  No.  26  to  the   Registration  Statement filed on
       December 31, 1991.

8/     Incorporated herein  by  reference  to  corresponding  Exhibit  of  Post-
       Effective  Amendment  No.  30  to  the   Registration  Statement filed on
       December 30, 1993.

9/ Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 32 to the Registration Statement filed on December 22, 1995.

10/ Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 33 to the Registration Statement filed on February 1, 1996.


Item 25.          Persons Controlled By or Under Common Control with Registrant
                  None

Item 26.          Number of Holders of Securities

                                                      Number of Record Holders
                  Title of Class                      (as of December 23, 1996)
                  --------------                      -------------------------
                  Shares of Beneficial
                  Interest (no par value)                       97,559



Item 27.          Indemnification

       Pursuant to Section 4 of Article XI of the Registrant's Declaration of Trust, indemnification may be provided to the Registrant's present and former Officers, Trustees, employees and agents to the fullest extent permitted by law against claims and expenses reasonably incurred or paid by them by virtue of serving or having served in such a capacity or in settlement of any such claims. No indemnification may be provided under the Declaration of Trust against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

       Under Section 2 of Article XI of the Registrant's Declaration of Trust, no Trustee or Officer of the Registrant shall be personally liable to any person for incurring any debts, liabilities or obligations or in taking or omitting any other actions for or in connection with the Registrant. Provided that the Trustees and Officers have exercised reasonable care and have acted under the belief that their actions are in the best of the Registrant, the Trustees and Officers shall not be responsible or liable in any event for neglect or wrongdoing by them or any employee, agent, investment advisor or principal underwriter of the Registrant.

       Section 11 of the Underwriting Agreement between the Registrant and Legg Mason Wood Walker, Incorporated ("Underwriter") provides that the Registrant will indemnify and hold harmless the Underwriter within the meaning of Section 15 of the Securities Exchange Act of 1933 or Section 20 of the Securities Exchange Act of 1934, as amended, against any and all loss, liability, claim, damage and expense whatsoever (including but not limited to any and all expense whatsoever reasonably incurred in investigating, preparing or defending against any litigation, commenced or threatened, or any claim whatsoever) arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or the Prospectus (as from time to time amended and supplemented) or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon and in conformity with written information furnished to the Registrant with respect to the Underwriter by or on behalf of the Underwriter expressly for use in the Registration Statement or Prospectus, or any amendment or supplement thereof.

       Similarly, the Underwriter agrees to indemnify and hold harmless the Registrant, each of its Trustees, each of its Officers who have signed the Registration Statement and each other person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, ("1933 Act") to the same extent as the foregoing indemnity from the Registrant to the Underwriter but only with respect to statements or omissions, if any, made in the Registration Statement or Prospectus or any amendment or supplement thereof in reliance upon, and in conformity with, information furnished to the Registrant with respect to the Underwriter by or on behalf of the Underwriter expressly for use in the Registration Statement or Prospectus or any amendment or supplement thereof.

       Section 8 of the Management Agreement between the Registrant and Legg Mason Fund Adviser, Inc. provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with performance of the Management Agreement, except for losses resulting from willful misfeasance, bad faith or gross negligence in the Manager's performance of its duties, or by reason of the Manager's reckless disregard of its obligations and duties under the Management Agreement.

       Pursuant to Section 8 of the Investment Advisory Agreement, Western Asset Management Company will not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Western Asset Management Company or from Western Asset Management Company's reckless disregard of its obligations or duties under the Investment Advisory Agreement.

       Insofar as indemnification for liabilities arising under the 1933 Act, as amended, may be permitted for Trustees, Officers and controlling persons of the Registrant by the Registrant, pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, Officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

       Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust and the above-described contracts in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Item 28.    Business and Other Connections of Manager and Investment Adviser


       I. Legg Mason Fund Adviser, Inc. ("Manager"), the Registrant's manager, is a registered investment adviser incorporated on January 20, 1982. The Manager is engaged primarily in the investment advisory business. The Manager also serves as investment adviser or manager to seventeen open-end investment companies and as investment consultant for one closed-end investment company. Information as to the officers and directors of the Manager is included in its Form ADV filed on June 28, 1996 with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.

       II. Western Asset Management Company ("Western"), the Registrant's investment adviser, is a registered investment adviser incorporated on October 5, 1971. Western is primarily engaged in the investment advisory business. Western also serves as investment adviser for open-end investment companies and one closed-end investment company. Information as to the officers and directors of Western is included in its Form ADV filed on November 26, 1996 with the Securities and Exchange Commission (registration number 801- 08162) and is incorporated herein by reference.


Item 29.      Principal Underwriters

       (a)    Legg Mason Income Trust, Inc.
              Legg Mason Special Investment Trust, Inc.
              Legg Mason Value Trust, Inc.
              Legg Mason Total Return Trust, Inc.
              Legg Mason Tax-Exempt Trust, Inc.
              Legg Mason Tax-Free Income Fund
              Legg Mason Global Trust, Inc.

              Legg Mason Investors Trust, Inc.
              Western Asset Trust, Inc.

       (b)    The  following  table  sets  forth  information   concerning  each
              director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated
              ("LMWW").


                               Position and                  Positions and
Name and Principal             Offices with                  Offices with
Business Address*              Underwriter - LMWW            Registrant
-------------------            -------------------           --------------
Raymond A. Mason               Chairman of the               None
                               Board

John F. Curley, Jr.            Vice Chairman                 Chariman of
                               of the Board                  the Board,
                                                             President and
                                                             Trustee

James W. Brinkley              President and                 None
                               Director

Edmund J. Cashman, Jr.         Senior Executive              Trustee
                               Vice President and
                               Director

Richard J. Himelfarb           Senior Executive Vice         None
                               President and
                               Director

Edward A. Taber III            Senior Executive Vice         Trustee
                               President and
                               Director

Robert A. Frank                Executive Vice                None
                               President and
                               Director

Robert G. Sabelhaus            Executive Vice                None
                               President and
                               Director

Charles A. Bacigalupo          Senior Vice                   None
                               President,
                               Secretary and
                               Director

Thomas M. Daly, Jr.            Senior Vice                   None
                               President and
                               Director

Jerome M. Dattel               Senior Vice                   None
                               President and
                               Director

Robert G. Donovan              Senior Vice                   None
                               President and
                               Director

Thomas E. Hill                 Senior Vice                   None
One Mill Place                 President and
Easton, MD  21601              Director

Arnold S. Hoffman              Senior Vice                   None
1735 Market Street             President and
Philadelphia, PA  19103        Director

Carl Hohnbaum                  Senior Vice                   None
24th Floor                     President and
Two Oliver Plaza               Director
Pittsburgh, PA  15222

William B. Jones, Jr.          Senior Vice                   None
1747 Pennsylvania              President and
  Avenue, N.W.                 Director
Washington, D.C. 20006

Laura L. Lange                 Senior Vice                   None
                               President and
                               Director

Marvin H. McIntyre             Senior Vice                   None
1747 Pennsylvania              President and
  Avenue, N.W.                 Director
Washington, D.C.  20006

Mark I. Preston                Senior Vice                   None
                               President and
                               Director

F. Barry Bilson                Senior Vice                   None
                               President and
                               Director

M. Walter D'Alessio, Jr.       Director                      None
1735 Market Street
Philadelphia, PA  19103

Harry M. Ford, Jr.             Senior Vice                   None
                               President

William F. Haneman, Jr.        Senior Vice                   None
One Battery Park Plaza         President
New York, New York  10005

Theodore S. Kaplan             Senior Vice                   None
                               President and
                               General Counsel

Horace M. Lowman, Jr.          Senior Vice                   None
                               President and
                               Asst. Secretary

Seth J. Lehr                   Senior Vice                   None
1735 Market St.                President
Philadelphia, PA  19103

Robert L. Meltzer              Senior Vice                   None
One Battery Park Plaza         President
New York, NY  10004

John A. Pliakas                Senior Vice                   None
99 Summer Street               President
Boston, MA  02101

Gail Reichard                  Senior Vice                   None
7 E. Redwood St.               President
Baltimore, MD  21202

Timothy C. Scheve              Senior Vice                   None
                               President and
                               Treasurer

Elisabeth N. Spector           Senior Vice                   None
                               President

Joseph Sullivan                Senior Vice                   None
                               President

Cheryl Allen                   Vice President                None
221 West Sixth St.
Austin, TX 78701

William H. Bass, Jr.           Vice President                None

Nathan S. Betnun               Vice President                None

John C. Boblitz                Vice President                None
7 E. Redwood St.
Baltimore, MD  21202

Andrew J. Bowden               Vice President                None

D. Stuart Bowers               Vice President                None
7 E. Redwood St.
Baltimore, MD  21202

Edwin J. Bradley, Jr.          Vice President                None

Scott R. Cousino               Vice President                None

John R. Gilner                 Vice President                None

Terrence R. Duvernay           Vice President                None
1100 Poydras St.
New Orleans, LA 70163

Richard A. Jacobs              Vice President                None

C. Gregory Kallmyer            Vice President                None

Edward W. Lister, Jr.          Vice President                None

Marie K. Karpinski             Vice President                Vice President
                                                             and Treasurer

Anne S. Morse                  Vice President                None
1735 Market St.
Philadelphia, PA 19103

Hance V. Myers, III            Vice President                None
1100 Poydras St.
New Orleans, LA 70163

Jonathan M. Pearl              Vice President                None
1777 Reisterstown Rd.
Pikesville, MD  21208

Douglas F. Pollard             Vice President                None

Carl W. Riedy, Jr.             Vice President                None

Robert W. Schnakenberg         Vice President                None
1111 Bagby St.
Houston, TX 77002

Henry V. Sciortino             Vice President                None
1735 Market St.
Philadelphia, PA 19103

Chris Scitti                   Vice President                None
7 E. Redwood St.
Baltimore, MD  21202

Eugene B. Shephard             Vice President                None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell           Vice President                None

Alexsander M. Stewart          Vice President                None
One World Trade Center
New York, NY  10048

F. James Tennies               Vice President,               None
                               Asst. Secretary &
                               Asst. General Counsel

Robert S. Trio                 Vice President                None
1747 Pennsylvania Ave.
Washington, DC 20006

Lewis T. Yeager                Vice President                None
7 E. Redwood St.
Baltimore, MD  21202

Joseph F. Zunic                Vice President                None



* All addresses are 111 South Calvert Street, Baltimore, Maryland 21202, unless otherwise indicated.


             (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 30.     Location of Accounts and Records

                      State Street Bank and Trust Company
                      P. O. Box 1713
                      Boston, Massachusetts 02105

Item 30.     Management Services

                      None

Item 31.     Undertakings

             Registrant hereby undertakes to provide each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

                                 SIGNATURE PAGE

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Cash Reserve Trust, certifies that it meets all the requirements for effectiveness in this Post-Effective Amendment No. 34 to its Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 27 th day of December, 1996.

                          LEGG MASON CASH RESERVE TRUST


                              By:  /s/ John F. Curley, Jr.
                                   _____________________________________
                                   John F. Curley, Jr.
                                   Chairman of the Board, President and Trustee

             Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             Signature           Title                        Date

/s/ John F. Curley, Jr.          Chairman of the Board,
--------------------------       President and Trustee        December 27, 1996
John F. Curley, Jr.

/s/ Edward A. Taber, III         Trustee                      December 27, 1996
--------------------------
Edward A. Taber, III

/s/ Edmund J. Cashman, Jr.       Trustee                      December 27, 1996
--------------------------
Edmund J. Cashman, Jr.

/s/ Charles F. Haugh*            Trustee                      December 27, 1996
--------------------------
Charles F. Haugh*

/s/ Arnold L. Lehman*            Trustee                      December 27, 1996
--------------------------
Arnold L. Lehman*

/s/ Jill E. McGovern*            Trustee                      December 27, 1996
--------------------------
Jill E. McGovern*

/s/ Marie K. Karpinski           Vice President and
--------------------------       Treasurer                    December 27, 1996
Marie K. Karpinski


*Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated May 18, 1992, incorporated herein by reference to Post-Effective Amendment No. 29, filed December 31, 1992.